Quarterly Holdings Report
for
Fidelity Managed Retirement 2010 Fund℠
April 30, 2023
RW30-NPRT3-0623
1.858594.115
Domestic Equity Funds - 8.1%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	8,730	104,580
Fidelity Series Commodity Strategy Fund (a)	485	47,902
Fidelity Series Large Cap Growth Index Fund (a)	4,251	66,440
Fidelity Series Large Cap Stock Fund (a)	4,076	73,650
Fidelity Series Large Cap Value Index Fund (a)	9,713	137,048
Fidelity Series Small Cap Core Fund (a)	90	885
Fidelity Series Small Cap Opportunities Fund (a)	2,762	33,444
Fidelity Series Value Discovery Fund (a)	3,410	50,461
TOTAL DOMESTIC EQUITY FUNDS (Cost $465,595)		514,410

International Equity Funds - 13.0%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	3,689	51,868
Fidelity Series Emerging Markets Fund (a)	5,659	45,557
Fidelity Series Emerging Markets Opportunities Fund (a)	17,062	281,174
Fidelity Series International Growth Fund (a)	7,537	121,045
Fidelity Series International Index Fund (a)	4,350	49,725
Fidelity Series International Small Cap Fund (a)	2,340	38,069
Fidelity Series International Value Fund (a)	11,056	119,957
Fidelity Series Overseas Fund (a)	9,742	120,417
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $769,442)		827,812

Bond Funds - 69.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	121,733	1,157,678
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	11,286	90,964
Fidelity Series Corporate Bond Fund (a)	55,602	510,980
Fidelity Series Emerging Markets Debt Fund (a)	4,509	33,049
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,190	10,972
Fidelity Series Floating Rate High Income Fund (a)	716	6,364
Fidelity Series Government Bond Index Fund (a)	80,433	755,265
Fidelity Series High Income Fund (a)	4,191	34,411
Fidelity Series International Credit Fund (a)	660	5,134
Fidelity Series International Developed Markets Bond Index Fund (a)	29,179	250,063
Fidelity Series Investment Grade Bond Fund (a)	75,876	768,620
Fidelity Series Investment Grade Securitized Fund (a)	58,028	525,737
Fidelity Series Long-Term Treasury Bond Index Fund (a)	40,247	250,736
Fidelity Series Real Estate Income Fund (a)	1,010	9,719
TOTAL BOND FUNDS (Cost $4,792,711)		4,409,692

Short-Term Funds - 9.8%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 4.92% (a)(b)	135,153	135,153
Fidelity Series Short-Term Credit Fund (a)	10,728	103,851
Fidelity Series Treasury Bill Index Fund (a)	38,689	384,565
TOTAL SHORT-TERM FUNDS (Cost $627,951)		623,569

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $6,655,699)	6,375,483
NET OTHER ASSETS (LIABILITIES) - 0.0%	(128)
NET ASSETS - 100.0%	6,375,355

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,177,959	184,991	139,681	56,804	(5,452)	(60,139)	1,157,678
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	81,140	40,379	21,225	6,273	(2,733)	(6,597)	90,964
Fidelity Series Blue Chip Growth Fund	131,529	26,930	52,285	4,212	(11,090)	9,496	104,580
Fidelity Series Canada Fund	63,755	5,468	16,902	1,672	(61)	(392)	51,868
Fidelity Series Commodity Strategy Fund	100,692	62,427	53,385	52,719	(27,886)	(33,946)	47,902
Fidelity Series Corporate Bond Fund	495,223	73,413	40,967	13,862	(191)	(16,498)	510,980
Fidelity Series Emerging Markets Debt Fund	34,850	3,443	4,886	1,485	(1,133)	775	33,049
Fidelity Series Emerging Markets Debt Local Currency Fund	11,534	488	2,103	-	(317)	1,370	10,972
Fidelity Series Emerging Markets Fund	45,177	12,967	12,262	990	(1,884)	1,559	45,557
Fidelity Series Emerging Markets Opportunities Fund	409,947	25,957	157,226	8,289	(23,734)	26,230	281,174
Fidelity Series Floating Rate High Income Fund	6,700	666	1,033	383	(45)	76	6,364
Fidelity Series Government Bond Index Fund	727,371	119,655	67,935	11,900	(1,458)	(22,368)	755,265
Fidelity Series Government Money Market Fund 4.92%	109,031	62,574	36,452	3,652	-	-	135,153
Fidelity Series High Income Fund	36,176	3,714	4,318	1,685	(328)	(833)	34,411
Fidelity Series International Credit Fund	5,389	247	-	247	-	(502)	5,134
Fidelity Series International Developed Markets Bond Index Fund	267,488	22,548	23,819	5,126	(2,015)	(14,139)	250,063
Fidelity Series International Growth Fund	132,711	16,794	34,418	4,006	(4,181)	10,139	121,045
Fidelity Series International Index Fund	55,569	4,705	15,155	1,285	(576)	5,182	49,725
Fidelity Series International Small Cap Fund	40,933	4,618	7,362	2,206	(705)	585	38,069
Fidelity Series International Value Fund	131,571	15,307	39,051	3,923	(867)	12,997	119,957
Fidelity Series Investment Grade Bond Fund	751,853	109,610	66,611	20,412	(569)	(25,663)	768,620
Fidelity Series Investment Grade Securitized Fund	531,821	69,583	47,800	12,240	(565)	(27,302)	525,737
Fidelity Series Large Cap Growth Index Fund	83,223	11,718	28,218	462	812	(1,095)	66,440
Fidelity Series Large Cap Stock Fund	91,164	13,802	31,652	5,447	777	(441)	73,650
Fidelity Series Large Cap Value Index Fund	174,072	27,985	61,218	5,156	3,659	(7,450)	137,048
Fidelity Series Long-Term Treasury Bond Index Fund	301,592	54,976	81,731	6,112	(17,607)	(6,494)	250,736
Fidelity Series Overseas Fund	133,492	13,458	37,152	2,110	(2,039)	12,658	120,417
Fidelity Series Real Estate Income Fund	18,845	3,593	10,732	1,364	(1,281)	(706)	9,719
Fidelity Series Short-Term Credit Fund	108,776	5,227	10,120	1,754	(147)	115	103,851
Fidelity Series Small Cap Core Fund	-	871	-	-	-	14	885
Fidelity Series Small Cap Opportunities Fund	43,997	5,841	14,599	1,990	(541)	(1,254)	33,444
Fidelity Series Treasury Bill Index Fund	327,268	142,964	84,598	10,642	(193)	(876)	384,565
Fidelity Series Value Discovery Fund	64,198	8,773	20,907	2,742	1,320	(2,923)	50,461
	6,695,046	1,155,692	1,225,803	251,150	(101,030)	(148,422)	6,375,483

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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